Property and Equipment (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Breakdown of the Company's unproved and unevaluated property costs not subject to amortization
Total unproved and unevaluated	$ 479,736	$ 387,504
2016
Breakdown of the Company's unproved and unevaluated property costs not subject to amortization
Costs incurred for Property acquisition	126,857
Exploration wells	19,017
Amount for development wells	13,086
Total unproved and unevaluated	158,960
2015
Breakdown of the Company's unproved and unevaluated property costs not subject to amortization
Costs incurred for Property acquisition		236,507
Exploration wells		3,375
Amount for development wells		1,218
Total unproved and unevaluated		$ 241,100
2014
Breakdown of the Company's unproved and unevaluated property costs not subject to amortization
Costs incurred for Property acquisition			$ 55,258
Exploration wells			34
Amount for development wells			730
Total unproved and unevaluated			$ 56,022
2013 and prior
Breakdown of the Company's unproved and unevaluated property costs not subject to amortization
Costs incurred for Property acquisition				$ 23,654
Exploration wells				0
Amount for development wells				0
Total unproved and unevaluated				$ 23,654
Total
Breakdown of the Company's unproved and unevaluated property costs not subject to amortization
Costs incurred for Property acquisition	442,276
Exploration wells	22,426
Amount for development wells	15,034
Total unproved and unevaluated	$ 479,736